Provisions - Additional Information (Detail) - Payments in relation to legal cases [member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of Provisions [Line Items]
Legal claims paid for investigations by national competition authorities	€ 104
Legal claims paid for investigations by national competition authorities from prior year provision	€ 76